Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Recognized Revenue	$ 826,707
Lease Liabilities	57,389
Not later than one year [member]
Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Recognized Revenue	283,391
Lease Liabilities	4,838
Later than one year and not later than two years [member]
Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Recognized Revenue	191,046
Lease Liabilities	4,777
Later than two years and not later than three years [member]
Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Recognized Revenue	104,032
Lease Liabilities	4,635
Later than three years and not later than four years [member]
Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Recognized Revenue	79,679
Lease Liabilities	4,942
Later than four years and not later than five years [member]
Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Recognized Revenue	55,882
Lease Liabilities	4,711
Later than five years [Member]
Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Recognized Revenue	112,677
Lease Liabilities	$ 33,486